Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,644,820
Previously Paid Amount	0.00
Total Fee Amount	1,193.85
Total Offset Amount	0.00
Net Fee	1,193.85
Narrative - Max Aggregate Offering Price	$ 8,644,820
Final Prospectus	true